OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other assets

(US$ MILLIONS)	2023	2022
Current
Work in progress (1)	$200	$469
Prepayments and other assets	956	1,039
Assets held for sale	115	350
Total current	$1,271	$1,858
Non-current
Prepayments and other assets	$385	$515
Total non-current	$385	$515
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(1)See Note 16 for additional information.